Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares, Beginning	11,171,363	7,071,194
Number of shares, Acquisition of treasury shares	(389,900)	(4,100,169)
Number of shares, Ending	11,561,263	11,171,363
Amount, Beginning	₩ 2,391,523
Amount, Acquisition of treasury shares	116,771	₩ 883,220
Amount, Ending	₩ 2,508,294	₩ 2,391,523
Treasury shares [member]
Number of shares, Beginning	11,171,363	7,071,194
Number of shares, Acquisition of treasury shares	389,900	4,100,169
Number of shares, Ending	11,561,263	11,171,363
Amount, Beginning	₩ 2,391,523	₩ 1,508,303
Amount, Acquisition of treasury shares	116,771	883,220
Amount, Ending	₩ 2,508,294	₩ 2,391,523